Net financial income / (loss) (Tables)	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Disclosure of Net Financial Income (Loss)
Net financial income (loss) can be analyzed as follows :

(in thousands of euro)	June 30, 2021	June 30, 2020

Interests on financial assets	171	343
Change in valuation allowance on financial instruments	1,040	173
Foreign exchange gains	2,185	1,929
Other financial income	94	1
Financial income	3,490	2,446
Foreign exchange losses	(1,602)	(1,545)
Unrealized losses on financial assets	—	(2,712)
Interest on financial liabilities	(160)	(173)
Other financial expenses	(18)	(1)
Financial expenses	(1,781)	(4,431)
Net financial income (loss)	1,710	(1,985)